Exploration and Evaluation Assets (Tables)	3 Months Ended
Mar. 31, 2020
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	5	4	-	-	-	4	13
Balance, March 31, 2020	303	234	42	83	14	46	722

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	-	-
Corporate social responsibility	-	-	-	-	-	1	1
Property maintenance	6	5	1	-	-	-	12
Drilling	-	-	2	161	-	10	173
Environmental, health and safety	-	-	-	-	-	-	-
Geology	4	3	1	55	-	12	75
Geophysics	-	-	2	65	-	-	67
Helicopter charter aircraft (recovery)	-	-	-	-	-	-	-
Infrastructure	-	-	-	-	-	-	-
Write-off	-	-	-	-	-	-	-
	10	8	6	281	-	23	328
Balance, March 31 ,2020	1,508	241	45	314	13	36,131	38,252
Total, March 31, 2020	1,811	475	87	397	27	36,177	38,974

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	8	42	602
Acquisition costs – cash	5	4	-	1	-	10
Balance, March 31, 2019	293	226	42	9	42	612

Exploration
Balance, December 31, 2018	1,431	209	22	-	62,215	63,877
Administration	1	-	-	-	-	1
Corporate social responsibility	1	-	-	-	-	1
Drilling	7	-	-	-	120	127
Environmental, health and safety	-	-	-	-	8	8
Geology	4	3	-	2	76	85
Geophysics	-	-	-	-	27	27
	13	3	-	2	231	249
Balance, March 31,2019	1,444	212	22	2	62,446	64,126
Total, March 31, 2019	1,737	438	64	11	62,488	64,738

Schedule of Exploration and Evaluation Assets Consideration

Consideration is as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	Acquisition costs	Exploration expenditures
Within 5 days of TSXV approval (received on October 24, 2019)	$25 cash (paid) and 300 post-consolidated common shares (issued)	-

On or before September 25, 2020	$100 cash	Aggregate of at least $500
On or before September 25, 2021	$200 cash	Aggregate of at least an additional $1,000
On or before September 25, 2022	$300 cash	Aggregate of at least an additional $1,000
On or before September 25, 2023	$400 cash	Aggregate of at least an additional $1,000
On or before September 25, 2024	$500 cash	Aggregate of at least an additional $1,000